Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	BOS BETTER ONLINE SOLUTIONS LTD
Entity Central Index Key	0001005516
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2020
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020
Entity File Number	001-14184